UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INCOME FUND
APRIL 30, 2013

                                                                      (Form N-Q)

48484-0613                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME FUND
April 30, 2013 (unaudited)

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (36.9%)

              CONSUMER DISCRETIONARY (2.2%)
              -----------------------------
              APPAREL RETAIL (0.3%)
$   10,000    L Brands, Inc.                                     5.63%        2/15/2022       $ 10,837
                                                                                              --------
              AUTOMOBILE MANUFACTURERS (0.1%)
     5,000    Ford Motor Credit Co., LLC                         4.25         2/03/2017          5,389
                                                                                              --------
              AUTOMOTIVE RETAIL (0.1%)
     5,000    O'Reilly Automotive, Inc.                          4.63         9/15/2021          5,593
                                                                                              --------
              BROADCASTING (0.3%)
    10,000    NBCUniversal Media, LLC                            5.15         4/30/2020         12,133
                                                                                              --------
              CABLE & SATELLITE (0.5%)
    10,000    NBCUniversal Enterprise, Inc. (a)                  1.97         4/15/2019         10,181
    10,000    Time Warner Cable, Inc.                            6.75         7/01/2018         12,433
                                                                                              --------
                                                                                                22,614
                                                                                              --------
              CASINOS & GAMING (0.2%)
     3,000    International Game Technology                      7.50         6/15/2019          3,603
     5,000    Marina District Finance Co., Inc.                  9.88         8/15/2018          5,344
                                                                                              --------
                                                                                                 8,947
                                                                                              --------
              HOME FURNISHINGS (0.2%)
     4,988    Serta Simmons Holdings, LLC (b)                    5.00        10/01/2019          5,064
     4,988    Tempur-Pedic International Inc. (b)                5.00        12/12/2019          5,079
                                                                                              --------
                                                                                                10,143
                                                                                              --------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
     5,328    Royal Caribbean Cruises Ltd.                       6.88        12/01/2013          5,508
                                                                                              --------
              MOVIES & ENTERTAINMENT (0.1%)
     1,105    Metropolitan Opera Assoc., Inc.                    1.79        10/01/2017          1,133
     2,235    Metropolitan Opera Assoc., Inc.                    2.14        10/01/2018          2,293
     2,285    Metropolitan Opera Assoc., Inc.                    2.39        10/01/2019          2,348
                                                                                              --------
                                                                                                 5,774
                                                                                              --------
              SPECIALIZED CONSUMER SERVICES (0.1%)
     5,000    Hillenbrand, Inc.                                  5.50         7/15/2020          5,611
                                                                                              --------
              SPECIALTY STORES (0.2%)
     8,933    Harbor Freight Tools (b)                           5.50        11/14/2017          9,071
                                                                                              --------
              Total Consumer Discretionary                                                     101,620
                                                                                              --------
              CONSUMER STAPLES (1.8%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
     4,000    Bunge Ltd. Finance Co.                             8.50         6/15/2019          5,220
                                                                                              --------
              DRUG RETAIL (0.5%)
     8,306    CVS Pass-Through Trust                             6.04        12/10/2028          9,936
     4,672    CVS Pass-Through Trust (a)                         7.51         1/10/2032          6,208

================================================================================

1  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
$    4,856    CVS Pass-Through Trust (a)                         5.93%        1/10/2034       $  5,925
                                                                                              --------
                                                                                                22,069
                                                                                              --------
              HOUSEHOLD PRODUCTS (0.1%)
     4,999    Spectrum Brands Holdings, Inc. (b),(c)             4.43        12/17/2019          5,081
                                                                                              --------
              HYPERMARKETS & SUPER CENTERS (0.4%)
    20,000    Costco Wholesale Corp.                             1.70        12/15/2019         20,197
                                                                                              --------
              PACKAGED FOODS & MEAT (0.3%)
     4,000    H.J. Heinz Co. (b),(c)                             3.54         2/15/2020          4,040
    10,000    Kraft Foods Group, Inc.                            3.50         6/06/2022         10,683
                                                                                              --------
                                                                                                14,723
                                                                                              --------
              PERSONAL PRODUCTS (0.1%)
     3,371    Prestige Brands, Inc. (b)                          3.75         1/31/2019          3,429
                                                                                              --------
              SOFT DRINKS (0.2%)
     5,000    PepsiCo, Inc.                                      7.90        11/01/2018          6,671
                                                                                              --------
              TOBACCO (0.1%)
     5,000    Lorillard Tobacco Co.                              2.30         8/21/2017          5,071
                                                                                              --------
              Total Consumer Staples                                                            82,461
                                                                                              --------
              ENERGY (5.8%)
              -------------
              COAL & CONSUMABLE FUELS (0.2%)
     5,000    Peabody Energy Corp.                               6.00        11/15/2018          5,419
     4,000    Peabody Energy Corp.                               6.50         9/15/2020          4,380
                                                                                              --------
                                                                                                 9,799
                                                                                              --------
              INTEGRATED OIL & GAS (0.1%)
     5,000    Hess Corp.                                         8.13         2/15/2019          6,523
                                                                                              --------
              OIL & GAS DRILLING (0.2%)
     5,000    Rowan Companies, Inc.                              7.88         8/01/2019          6,296
     5,000    Rowan Companies, Inc.                              4.88         6/01/2022          5,522
                                                                                              --------
                                                                                                11,818
                                                                                              --------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
     5,000    Baker Hughes, Inc.                                 7.50        11/15/2018          6,574
                                                                                              --------
              OIL & GAS EXPLORATION & PRODUCTION (1.6%)
     5,000    Anadarko Petroleum Corp.                           5.95         9/15/2016          5,754
     5,000    Chesapeake Energy Corp. (b)                        5.75        12/01/2017          5,190
     3,000    Chesapeake Energy Corp.                            6.78         3/15/2019          3,289
    10,000    Chesapeake Energy Corp.                            6.13         2/15/2021         11,050
     5,000    Denbury Resources, Inc.                            4.63         7/15/2023          5,056
     4,000    EQT Corp.                                          8.13         6/01/2019          5,004
     5,000    Forest Oil Corp.                                   7.25         6/15/2019          5,088
     3,000    Newfield Exploration Co.                           5.75         1/30/2022          3,334
     5,000    Noble Energy, Inc.                                 8.25         3/01/2019          6,581
     6,500    Plains Exploration and Production Co. (b)          4.00        11/30/2019          6,522
     5,000    QEP Resources, Inc.                                6.88         3/01/2021          5,787
     5,000    Samson Investment Co. (b)                          6.00         9/25/2018          5,066
     5,000    WPX Energy, Inc. (a)                               5.25         1/15/2017          5,375
                                                                                              --------
                                                                                                73,096
                                                                                              --------
              OIL & GAS REFINING & MARKETING (0.4%)
    10,000    Phillips 66                                        2.95         5/01/2017         10,655
     5,000    Valero Energy Corp. (d)                            9.38         3/15/2019          6,880
                                                                                              --------
                                                                                                17,535
                                                                                              --------
              OIL & GAS STORAGE & TRANSPORTATION (3.2%)
     5,000    DCP Midstream, LLC (a)                             9.70        12/01/2013          5,247
     5,000    Enbridge Energy Partners, LP                       5.35        12/15/2014          5,349
     4,000    Enbridge Energy Partners, LP                       8.05        10/01/2037          4,635

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
$    3,000    Energy Transfer Partners, LP                       9.00%        4/15/2019       $  4,010
     7,000    Energy Transfer Partners, LP                       5.20         2/01/2022          8,017
    10,000    Enterprise Products Operating, LLC (d)             6.30         9/15/2017         12,034
     5,000    Enterprise Products Operating, LLC                 5.20         9/01/2020          5,969
     5,000    Enterprise Products Operating, LLC                 7.03         1/15/2068          5,806
     5,000    NGPL PipeCo, LLC                                   7.12        12/15/2017          5,231
    10,000    NuStar Logistics, LP                               8.15         4/15/2018         11,482
     5,000    Oneok Partners, LP                                 8.63         3/01/2019          6,666
     5,000    Plains All American Pipeline, LP                   6.50         5/01/2018          6,179
     3,000    Plains All American Pipeline, LP                   8.75         5/01/2019          4,087
     7,000    Regency Energy Partners (a)                        4.50        11/01/2023          7,263
    10,000    Sabine Pass LNG, LP                                7.50        11/30/2016         11,350
    20,010    Southern Union Co.                                 3.32 (e)    11/01/2066         17,534
     5,000    Sunoco Logistics Partners Operations, LP           8.75         2/15/2014          5,309
    10,000    TC PipeLines, LP                                   4.65         6/15/2021         10,936
    10,000    Western Gas Partners, LP                           5.38         6/01/2021         11,488
                                                                                              --------
                                                                                               148,592
                                                                                              --------
              Total Energy                                                                     273,937
                                                                                              --------
              FINANCIALS (13.7%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
     5,000    Bank of New York Mellon                            2.40         1/17/2017          5,248
    10,000    Bank of New York Mellon                            1.30         1/25/2018         10,044
     2,950    Mellon Funding Corp.                               0.44 (e)     5/15/2014          2,952
    16,725    State Street Capital Trust IV                      1.28 (e)     6/15/2037         14,195
                                                                                              --------
                                                                                                32,439
                                                                                              --------
              CONSUMER FINANCE (0.6%)
    10,000    American Express Credit Corp.                      1.13 (e)     6/24/2014         10,073
    10,000    Capital One Financial Corp.                        4.75         7/15/2021         11,499
     5,000    Credit Acceptance Corp.                            9.13         2/01/2017          5,475
                                                                                              --------
                                                                                                27,047
                                                                                              --------
              DIVERSIFIED BANKS (0.3%)
    15,000    USB Realty Corp. (a)                               1.42 (e)             -(f)      13,463
                                                                                              --------
              INVESTMENT BANKING & BROKERAGE (0.2%)
    10,000    Morgan Stanley                                     4.88        11/01/2022         10,800
                                                                                              --------
              LIFE & HEALTH INSURANCE (2.5%)
    10,000    Forethought Financial Group (a)                    8.63         4/15/2021         12,280
    10,000    Lincoln National Corp.                             4.20         3/15/2022         11,109
     5,000    Lincoln National Corp.                             7.00         5/17/2066          5,163
    15,000    Met Life Global Funding I (a)                      0.68 (e)    12/12/2013         15,033
    10,000    Metlife, Inc.                                      4.13         8/13/2042          9,996
    10,000    New York Life Global Funding (a)                   0.54 (e)     4/04/2014         10,031
    10,000    New York Life Global Funding (a)                   1.30         1/12/2015         10,137
     4,000    Ohio National Financial Services, Inc. (a)         6.38         4/30/2020          4,776
     5,000    Ohio National Financial Services, Inc. (a)         6.63         5/01/2031          5,906
    10,000    Primerica, Inc.                                    4.75         7/15/2022         11,277
     5,000    Prudential Holdings, LLC (a)                       7.25        12/18/2023          6,270
    15,700    Stancorp Financial Group                           5.00         8/15/2022         16,656
                                                                                              --------
                                                                                               118,634
                                                                                              --------
              MULTI-LINE INSURANCE (0.9%)
    15,000    Genworth Holdings, Inc.                            6.15        11/15/2066         14,212
    16,000    Glen Meadow Pass-Through Trust (a)                 6.51         2/12/2067         15,540
     5,000    HCC Insurance Holdings, Inc.                       6.30        11/15/2019          6,121
     4,000    Nationwide Mutual Insurance Co. (a)                5.81        12/15/2024          4,100
                                                                                              --------
                                                                                                39,973
                                                                                              --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
     6,000    Bank of America Corp.                              8.00                 -(f)       6,848
     1,509    Bank of America Corp.                              5.63        10/14/2016          1,703

================================================================================

3  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
$    5,000    Bank of America, N.A.                              6.10%        6/15/2017       $  5,786
        80    Citigroup Capital XIII                             7.88        10/30/2040          2,267
    10,000    Citigroup, Inc.                                    4.45         1/10/2017         11,068
     4,000    Farm Credit Bank of Texas                          7.56                 -(f)       4,053
    15,000    GECC/LJ VP Holdings, LLC                           3.80         6/18/2019         16,276
     5,000    General Electric Capital Corp.                     6.25                 -(f)       5,538
     9,000    General Electric Capital Corp.                     6.38        11/15/2067          9,616
    10,000    ILFC E-Capital Trust I (a)                         4.68 (e)    12/21/2065          9,050
     5,000    JPM Chase Capital XXI                              1.25 (e)     2/02/2037          4,094
     3,000    JPMorgan Chase & Co.                               7.90                 -(f)       3,498
     2,610    JPMorgan Chase Bank NA                             6.00        10/01/2017          3,091
                                                                                              --------
                                                                                                82,888
                                                                                              --------
              PROPERTY & CASUALTY INSURANCE (1.3%)
     2,000    Allstate Corp.                                     6.13         5/15/2037          2,153
     1,000    Assured Guaranty U.S. Holdings, Inc.               6.40        12/15/2066            957
    15,000    Berkshire Hathaway Finance Corp.                   4.85         1/15/2015         16,125
    20,050    Chubb Corp.                                        6.38         3/29/2067         22,406
    14,538    Progressive Corp.                                  6.70         6/15/2037         16,283
     5,000    Travelers Companies, Inc.                          6.25         3/15/2037          5,425
                                                                                              --------
                                                                                                63,349
                                                                                              --------
              REGIONAL BANKS (1.5%)
    10,000    BB&T Corp.                                         0.98 (e)     4/28/2014         10,057
     5,000    Chittenden Corp.                                   0.98 (e)     2/14/2017          4,831
     3,500    First Maryland Capital Trust I                     1.28 (e)     1/15/2027          2,958
    10,000    First Niagara Financial Group, Inc.                7.25        12/15/2021         12,332
    10,000    FirstMerit Corp.                                   4.35         2/04/2023         10,528
    10,000    People's United Financial, Inc.                    3.65        12/06/2022         10,336
     3,000    PNC Financial Services                             2.85        11/09/2022          3,023
     5,000    Susquehanna Bancshares                             5.38         8/15/2022          5,270
    10,000    TCF National Bank                                  6.25         6/08/2022         10,828
                                                                                              --------
                                                                                                70,163
                                                                                              --------
              REINSURANCE (0.3%)
    10,000    Alterra Finance, LLC                               6.25         9/30/2020         11,896
                                                                                              --------
              REITs - DIVERSIFIED (0.3%)
     5,000    Liberty Property, LP                               6.63        10/01/2017          5,947
    10,000    Washington REIT                                    3.95        10/15/2022         10,448
                                                                                              --------
                                                                                                16,395
                                                                                              --------
              REITs - INDUSTRIAL (0.2%)
     5,000    ProLogis, LP                                       7.38        10/30/2019          6,314
     5,000    ProLogis, LP                                       6.30         6/01/2013          5,022
                                                                                              --------
                                                                                                11,336
                                                                                              --------
              REITs - OFFICE (1.3%)
     5,000    Alexandria Real Estate Equities, Inc.              4.60         4/01/2022          5,526
     5,000    BioMed Realty, LP                                  3.85         4/15/2016          5,318
     5,000    BioMed Realty, LP (a)                              6.13         4/15/2020          5,956
    10,000    Boston Properties, LP                              5.88        10/15/2019         12,190
     5,000    Boston Properties, LP                              3.85         2/01/2023          5,418
     5,000    CommonWealth REIT                                  5.75        11/01/2015          5,346
     1,681    Mack-Cali Realty, LP                               5.80         1/15/2016          1,865
     3,000    Mack-Cali Realty, LP                               7.75         8/15/2019          3,839
     6,000    Reckson Operating Partnership, LP                  5.88         8/15/2014          6,306
    10,000    Wells Operating Partnership II, LP                 5.88         4/01/2018         10,896
                                                                                              --------
                                                                                                62,660
                                                                                              --------
              REITs - RESIDENTIAL (0.2%)
     7,000    UDR, Inc.                                          4.63         1/10/2022          7,898
                                                                                              --------
              REITs - RETAIL (0.8%)
     2,500    DDR Corp.                                          7.50         7/15/2018          3,113
     3,000    Federal Realty Investment Trust                    5.90         4/01/2020          3,644

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
$    7,000    Federal Realty Investment Trust                    3.00%        8/01/2022       $  7,111
     5,000    National Retail Properties, Inc.                   6.88        10/15/2017          6,008
     2,000    Regency Centers, LP                                6.00         6/15/2020          2,393
    10,000    Simon Property Group, LP                           4.13        12/01/2021         11,263
     5,000    Weingarten Realty Investors                        4.86         1/15/2014          5,127
                                                                                              --------
                                                                                                38,659
                                                                                              --------
              REITs - SPECIALIZED (0.6%)
     4,000    EPR Properties                                     7.75         7/15/2020          4,872
    10,000    Health Care REIT, Inc.                             6.13         4/15/2020         12,129
    10,000    Ventas Realty, LP                                  4.00         4/30/2019         11,021
                                                                                              --------
                                                                                                28,022
                                                                                              --------
              SPECIALIZED FINANCE (0.2%)
    10,000    National Rural Utilities Cooperative Finance Corp. 6.00         4/30/2043         10,225
                                                                                              --------
              Total Financials                                                                 645,847
                                                                                              --------
              GOVERNMENT (0.7%)
              -----------------
              FOREIGN GOVERNMENT (0.7%)
CAD 15,000    Province of Alberta                                2.55        12/15/2022         15,059
CAD 20,000    Province of Ontario                                2.85         6/02/2023         20,226
                                                                                              --------
                                                                                                35,285
                                                                                              --------
              Total Government                                                                  35,285
                                                                                              --------
              HEALTH CARE (1.4%)
              ------------------
              HEALTH CARE SERVICES (0.2%)
    10,000    Express Scripts Holding                            2.10         2/12/2015         10,217
                                                                                              --------
              LIFE SCIENCES TOOLS & SERVICES (0.3%)
     2,500    Thermo Fisher Scientific                           5.00         6/01/2015          2,687
    10,065    Thermo Fisher Scientific                           3.60         8/15/2021         10,542
                                                                                              --------
                                                                                                13,229
                                                                                              --------
              MANAGED HEALTH CARE (0.1%)
     5,000    Highmark, Inc. (a)                                 6.80         8/15/2013          5,065
                                                                                              --------
              PHARMACEUTICALS (0.8%)
    15,000    Abbvie, Inc. (a)                                   1.75        11/06/2017         15,240
    10,000    Genentech, Inc.                                    4.75         7/15/2015         10,904
     4,000    Hospira, Inc.                                      6.40         5/15/2015          4,380
     5,000    Mylan, Inc. (a)                                    7.88         7/15/2020          5,847
                                                                                              --------
                                                                                                36,371
                                                                                              --------
              Total Health Care                                                                 64,882
                                                                                              --------
              INDUSTRIALS (3.1%)
              ------------------
              AIRLINES (1.0%)
     2,929    America West Airlines, Inc. Pass-Through Trust     6.87         1/02/2017          3,061
     2,044    American Airlines, Inc. Pass-Through Trust        10.38         7/02/2019          2,159
     4,151    Continental Airlines, Inc. Pass-Through Trust      9.00         7/08/2016          4,799
     3,000    Continental Airlines, Inc. Pass-Through Trust      5.50         4/29/2022          3,150
    10,000    Continental Airlines, Inc. Pass-Through Trust      4.15         4/11/2024         10,587
     5,000    Continental Airlines, Inc. Pass-Through Trust      4.00        10/29/2024          5,263
     4,354    US Airways Group, Inc. Pass-Through Trust          6.25         4/22/2023          4,888
    10,000    US Airways Group, Inc. Pass-Through Trust          3.95         5/15/2027         10,050
                                                                                              --------
                                                                                                43,957
                                                                                              --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    10,000    Caterpillar Financial Services, Corp.              1.25        11/06/2017         10,087
     5,000    Paccar, Inc.                                       6.88         2/15/2014          5,250

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5  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
$    6,686    Terex Corp. (b)                                    4.50%        4/28/2017       $  6,838
                                                                                              --------
                                                                                                22,175
                                                                                              --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
     7,000    Eaton Corp. (a)                                    2.75        11/02/2022          7,112
                                                                                              --------
              INDUSTRIAL CONGLOMERATES (0.4%)
    10,000    Danaher Corp. (d)                                  5.63         1/15/2018         11,914
     7,347    Tomkins, LLC (b)                                   3.75         9/29/2016          7,455
                                                                                              --------
                                                                                                19,369
                                                                                              --------
              INDUSTRIAL MACHINERY (0.0%)
     1,500    SPX Corp.                                          6.88         9/01/2017          1,691
                                                                                              --------
              OFFICE SERVICES & SUPPLIES (0.0%)
       517    ACCO Brands Corp. (b)                              4.25         4/30/2019            523
                                                                                              --------
              RAILROADS (0.5%)
     2,058    CSX Transportation, Inc.                           9.75         6/15/2020          3,000
     2,842    Norfolk Southern Railway Co. (d)                   9.75         6/15/2020          4,177
    10,000    TTX Co. (a)                                        5.40         2/15/2016         10,898
     5,000    Union Pacific Corp.                                7.88         1/15/2019          6,449
                                                                                              --------
                                                                                                24,524
                                                                                              --------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
    10,000    United Rentals North America, Inc.                 5.75         7/15/2018         10,950
                                                                                              --------
              TRUCKING (0.3%)
     3,000    ERAC USA Finance, LLC (a)                          6.38        10/15/2017          3,612
     5,000    ERAC USA Finance, LLC (a)                          3.30        10/15/2022          5,114
     5,000    Penske Truck Leasing Co., LP / PTL Finance
                Corp. (a)                                        3.38         3/15/2018          5,341
                                                                                              --------
                                                                                                14,067
                                                                                              --------
              Total Industrials                                                                144,368
                                                                                              --------
              INFORMATION TECHNOLOGY (0.5%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.1%)
     5,000    Harris Corp.                                       5.95        12/01/2017          5,788
                                                                                              --------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     5,000    FLIR Systems, Inc.                                 3.75         9/01/2016          5,225
                                                                                              --------
              IT CONSULTING & OTHER SERVICES (0.1%)
     5,000    IBM Corp.                                          7.63        10/15/2018          6,627
                                                                                              --------
              OFFICE ELECTRONICS (0.2%)
     7,000    Xerox Corp.                                        1.11 (e)     5/16/2014          6,992
                                                                                              --------
              Total Information Technology                                                      24,632
                                                                                              --------
              MATERIALS (2.2%)
              ----------------
              CONSTRUCTION MATERIALS (0.2%)
     7,000    Lafarge North America, Inc.                        6.88         7/15/2013          7,105
                                                                                              --------
              DIVERSIFIED CHEMICALS (0.3%)
    15,000    E.I. Du Pont De Nemours                            2.80         2/15/2023         15,441
                                                                                              --------
              METAL & GLASS CONTAINERS (0.4%)
     1,000    Ball Corp.                                         5.75         5/15/2021          1,095
     3,000    Ball Corp.                                         5.00         3/15/2022          3,203
     3,883    Greif, Inc.                                        6.75         2/01/2017          4,397
     9,950    Reynolds Group Holdings, Inc. (b)                  4.75         9/28/2018         10,124
                                                                                              --------
                                                                                                18,819
                                                                                              --------
              PAPER PACKAGING (0.2%)
    10,000    Sealed Air Corp. (a)                               6.88         7/15/2033         10,150
                                                                                              --------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
              PAPER PRODUCTS (0.0%)
$    2,000    Clearwater Paper Corp.                             7.13%       11/01/2018       $  2,195
                                                                                              --------
              SPECIALTY CHEMICALS (0.7%)
     5,000    Cytec Industries, Inc.                             8.95         7/01/2017          6,221
     5,000    Lubrizol Corp.                                     8.88         2/01/2019          6,944
    15,000    RPM International, Inc. (d)                        6.13        10/15/2019         17,727
                                                                                              --------
                                                                                                30,892
                                                                                              --------
              STEEL (0.4%)
     5,000    Allegheny Technologies, Inc.                       9.38         6/01/2019          6,452
    10,000    Allegheny Technologies, Inc.                       5.95         1/15/2021         11,309
                                                                                              --------
                                                                                                17,761
                                                                                              --------
              Total Materials                                                                  102,363
                                                                                              --------
              TELECOMMUNICATION SERVICES (1.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
    10,000    Centel Capital Corp.                               9.00        10/15/2019         12,430
    10,000    CenturyLink, Inc.                                  5.80         3/15/2022         10,604
     8,409    Frontier Communications Corp.                      7.88         1/15/2027          8,619
     5,000    Qwest Communications International                 7.13         4/01/2018          5,221
     5,000    Qwest Corp.                                        6.75        12/01/2021          5,894
                                                                                              --------
                                                                                                42,768
                                                                                              --------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
     5,000    Cellco Partnership/Verizon Wireless                8.50        11/15/2018          6,709
    10,000    Crown Castle International Corp.                   5.25         1/15/2023         10,512
                                                                                              --------
                                                                                                17,221
                                                                                              --------
              Total Telecommunication Services                                                  59,989
                                                                                              --------
              UTILITIES (4.2%)
              ----------------
              ELECTRIC UTILITIES (2.0%)
     5,000    Ameren Illinois Co.                                9.75        11/15/2018          7,051
     5,000    Cleveland Electric Illuminating Co.                8.88        11/15/2018          6,689
     3,500    Duquesne Light Holdings, Inc. (a)                  5.90        12/01/2021          4,277
     3,000    Entergy Mississippi, Inc.                          4.95         6/01/2018          2,993
       841    FPL Energy American Wind (a)                       6.64         6/20/2023            821
     5,000    Gulf Power Co.                                     4.90        10/01/2014          5,259
     5,000    Nevada Power Co.                                   7.13         3/15/2019          6,459
     4,000    NextEra Energy Capital                             6.65         6/15/2067          4,304
     5,000    NextEra Energy Capital                             7.30         9/01/2067          5,662
     1,000    NV Energy, Inc.                                    6.25        11/15/2020          1,240
     5,000    Oglethorpe Power Corp.                             6.10         3/15/2019          6,131
     5,000    Otter Tail Corp.                                   9.00        12/15/2016          5,907
    20,000    PPL Capital Funding, Inc.                          6.70         3/30/2067         21,268
    10,000    Southern California Edison Co.                     6.25                 -(f)      11,211
     4,438    Tri-State General & Transport Assoc. (a)           6.04         1/31/2018          4,868
                                                                                              --------
                                                                                                94,140
                                                                                              --------
              GAS UTILITIES (1.2%)
     8,000    AGL Capital Corp.                                  6.38         7/15/2016          9,328
     4,000    Atmos Energy Corp.                                 8.50         3/15/2019          5,423
    10,000    Florida Gas Transmission Co. (a)                   5.45         7/15/2020         11,788
     8,000    Gulfstream Natural Gas System, LLC (a)             5.56        11/01/2015          8,857
    10,000    National Fuel Gas Co.                              4.90        12/01/2021         11,297
     5,000    Questar Pipeline Co.                               5.83         2/01/2018          5,850
     5,000    Southern Star Central Gas Pipeline, Inc. (a)       6.00         6/01/2016          5,534
                                                                                              --------
                                                                                                58,077
                                                                                              --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     3,000    AES Corp.                                          4.88         5/15/2023          3,068
                                                                                              --------

================================================================================

7  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
              MULTI-UTILITIES (0.8%)
$    5,000    Black Hills Corp.                                  9.00%        5/15/2014     $    5,387
     5,000    Black Hills Corp.                                  5.88         7/15/2020          5,871
     5,000    Nisource Finance Corp.                            10.75         3/15/2016          6,137
     5,000    Northwestern Corp.                                 6.34         4/01/2019          6,266
     5,000    Puget Sound Energy, Inc.                           6.97         6/01/2067          5,397
     5,000    South Carolina Electric & Gas Co.                  5.30         5/15/2033          5,907
                                                                                            ----------
                                                                                                34,965
                                                                                            ----------
              WATER UTILITIES (0.1%)
     5,475    American Water Capital Corp.                       6.09        10/15/2017          6,546
                                                                                            ----------
              Total Utilities                                                                  196,796
                                                                                            ----------
              Total Corporate Obligations (cost: $1,567,078)                                 1,732,180
                                                                                            ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (21.6%)

              CONSUMER DISCRETIONARY (0.9%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.8%)
    10,000    American Honda Finance Corp. (a)                   7.63        10/01/2018         13,049
     8,000    Daimler Finance N.A., LLC (a)                      1.06 (e)     4/10/2014          8,035
     5,000    Daimler Finance N.A., LLC (a)                      1.65         4/10/2015          5,063
     5,000    Daimler Finance N.A., LLC                          1.88         1/11/2018          5,061
     5,000    Daimler Finance N.A., LLC                          2.25         7/31/2019          5,051
                                                                                            ----------
                                                                                                36,259
                                                                                            ----------
              PUBLISHING (0.1%)
     7,000    Pearson Funding Four plc (a)                       3.75         5/08/2022          7,385
                                                                                            ----------
              Total Consumer Discretionary                                                      43,644
                                                                                            ----------
              CONSUMER STAPLES (0.7%)
              -----------------------
              BREWERS (0.2%)
    10,000    SABMiller Holdings, Inc. (a)                       2.45         1/15/2017         10,483
                                                                                            ----------
              DISTILLERS & VINTNERS (0.3%)
    10,000    Pernod Ricard SA (a)                               4.25         7/15/2022         11,041
                                                                                            ----------
              PACKAGED FOODS & MEAT (0.2%)
    10,000    Kerry Group Financial Services (a)                 3.20         4/09/2023         10,025
                                                                                            ----------
              Total Consumer Staples                                                            31,549
                                                                                            ----------
              ENERGY (2.1%)
              -------------
              INTEGRATED OIL & GAS (0.3%)
     4,000    Husky Energy, Inc.                                 7.25        12/15/2019          5,171
    10,000    Shell International Finance                        3.63         8/21/2042         10,086
                                                                                            ----------
                                                                                                15,257
                                                                                            ----------
              OIL & GAS DRILLING (0.5%)
     3,000    Nabors Industries, Inc.                            9.25         1/15/2019          3,857
     7,000    Nabors Industries, Inc.                            4.63         9/15/2021          7,385
    10,000    Noble Holding International Ltd.                   4.90         8/01/2020         11,249
                                                                                            ----------
                                                                                                22,491
                                                                                            ----------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
     5,000    Weatherford Bermuda                                9.63         3/01/2019          6,619
     5,000    Weatherford Bermuda                                4.50         4/15/2022          5,334
                                                                                            ----------
                                                                                                11,953
                                                                                            ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     5,000    Canadian Natural Resources Ltd.                    5.70         5/15/2017          5,859
     3,500    Talisman Energy, Inc.                              7.75         6/01/2019          4,472

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
$   10,000    Woodside Finance Ltd. (a)                          8.75%        3/01/2019       $ 13,400
                                                                                              --------
                                                                                                23,731
                                                                                              --------
              OIL & GAS REFINING & MARKETING (0.2%)
     5,000    GS Caltex Corp.                                    7.25         7/02/2013          5,049
     5,000    GS Caltex Corp. (a)                                5.50        10/15/2015          5,476
                                                                                              --------
                                                                                                10,525
                                                                                              --------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    14,124    TransCanada Pipelines Ltd.                         6.35         5/15/2067         15,092
                                                                                              --------
              Total Energy                                                                      99,049
                                                                                              --------
              FINANCIALS (11.4%)
              ------------------
              DIVERSIFIED BANKS (7.3%)
    10,000    Arbejdernes Landsbank (NBGA)(a)                    0.83 (e)     7/09/2013         10,007
    10,000    Banco Santander Chile (a)                          2.29 (e)     2/14/2014          9,917
     6,000    Banco Santander Chile (a)                          5.38        12/09/2014          6,327
    10,000    Bank of Montreal (a)                               2.85         6/09/2015         10,501
    10,000    Bank of Montreal                                   2.50         1/11/2017         10,500
    10,000    Bank of Nova Scotia                                0.72 (e)     2/27/2014         10,039
    10,000    Bank of Nova Scotia                                1.85         1/12/2015         10,219
     5,000    Barclays Bank plc (a)                              6.05        12/04/2017          5,684
     5,000    BNP Paribas (a)                                    7.20                 -(f)       5,356
     4,740    Canadian Imperial Bank (a)                         7.26         4/10/2032          6,139
     5,000    Caribbean Development Bank (a)                     4.38        11/09/2027          5,131
    10,000    Commonwealth Bank of Australia                     1.03 (e)     6/14/2013         10,013
    10,000    Commonwealth Bank of Australia (a)                 1.01 (e)     3/17/2014         10,066
    10,000    Commonwealth Bank of Australia                     1.95         3/16/2015         10,248
    15,000    DNB Bank ASA (a)                                   3.20         4/03/2017         16,024
    10,000    DNB Boligkreditt AS (a)                            2.90         3/29/2016         10,637
    25,000    HSBC Bank plc                                      0.75 (e)             -(f)      15,062
     7,000    HSBC USA, Inc.                                     2.38         2/13/2015          7,215
    10,000    LBG Capital No.1 plc                               8.00                 -(f)      10,757
     5,000    Lloyds TSB Bank plc                                4.20         3/28/2017          5,536
    10,000    National Australia Bank Ltd. (a)                   1.00 (e)     4/11/2014         10,068
     5,000    National Australia Bank Ltd. (a)                   1.23 (e)     7/25/2014          5,058
     5,000    National Australia Bank Ltd.                       2.00         3/09/2015          5,133
     5,000    National Australia Bank Ltd.                       3.00         1/20/2023          5,046
     5,000    Nordea Bank AB (a)                                 1.18 (e)     1/14/2014          5,031
     5,000    Nordea Bank AB (a)                                 2.25         3/20/2015          5,141
    10,000    Rabobank Nederland                                 3.38         1/19/2017         10,778
    10,000    Rabobank Nederland                                 3.88         2/08/2022         10,881
    10,000    Rabobank Nederland                                 3.95        11/09/2022         10,329
    10,000    Royal Bank of Canada                               0.98 (e)    10/30/2014         10,090
     5,000    Royal Bank of Scotland Group plc                   6.13        12/15/2022          5,399
    10,000    Stadshypotek AB (a)                                0.83 (e)     9/30/2013         10,021
     2,500    Standard Chartered Bank (a)                        6.40         9/26/2017          2,957
    10,000    Sumitomo Mitsui Banking Corp. (a)                  1.23 (e)     7/22/2014         10,075
    10,000    Swedbank AB (a)                                    1.75         3/12/2018         10,093
    10,000    Swedbank Hypotek AB (a)                            0.73 (e)     3/28/2014         10,035
    10,000    Westpac Banking Corp. (a)                          1.53 (e)     1/30/2014         10,097
    10,000    Westpac Banking Corp. (a)                          1.01 (e)     3/31/2014         10,063
    10,000    Westpac Banking Corp. (a)                          2.45        11/28/2016         10,567
                                                                                              --------
                                                                                               342,240
                                                                                              --------
              DIVERSIFIED CAPITAL MARKETS (0.4%)
     5,000    Credit Suisse Group AG                             5.50         5/01/2014          5,248
     4,000    Credit Suisse Guernsey (a)                         1.63         3/06/2015          4,080
    10,000    UBS AG London (a)                                  1.88         1/23/2015         10,235
                                                                                              --------
                                                                                                19,563
                                                                                              --------
              LIFE & HEALTH INSURANCE (0.1%)
     5,000    Great-West Life & Annuity Insurance Co. (a)        7.15         5/16/2046          5,350
                                                                                              --------

================================================================================

9  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (0.7%)
$   19,300    Oil Insurance Ltd. (a)                             3.27% (e)            -(f)    $ 17,702
    15,000    ZFS Finance USA Trust II (a)                       6.45        12/15/2065         16,275
                                                                                              --------
                                                                                                33,977
                                                                                              --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
    15,000    ING Bank N.V. (a)                                  3.75         3/07/2017         16,146
     5,000    ING Capital Funding Trust III                      3.88 (e)             -(f)       4,875
    20,000    KFW                                                0.35 (e)     3/13/2015         20,017
                                                                                              --------
                                                                                                41,038
                                                                                              --------
              PROPERTY & CASUALTY INSURANCE (0.8%)
    10,000    Ironshore Holdings, Inc. (a)                       8.50         5/15/2020         11,565
    20,000    QBE Capital Funding III, LP (a)                    7.25         5/24/2041         21,257
     5,000    XL Group plc                                       6.50                 -(f)       4,938
                                                                                              --------
                                                                                                37,760
                                                                                              --------
              REGIONAL BANKS (0.6%)
     5,000    Glitnir Banki hf, acquired 9/20/2007; cost
                $4,991(a),(g),(h)                                6.38         9/25/2012          1,475
     5,000    Kaupthing Bank hf, acquired 6/22/2006; cost
                $4,942(a),(g),(h),(i)                            7.13         5/19/2016             --
    15,000    RBS Citizens Financial Group, Inc. (a)             4.15         9/28/2022         15,471
    10,000    Vestjysk Bank A/S (NBGA)(a)                        0.83 (e)     6/17/2013         10,009
                                                                                              --------
                                                                                                26,955
                                                                                              --------
              REINSURANCE (0.4%)
    15,000    Swiss Re Capital I, LP (a)                         6.85                 -(f)      16,125
                                                                                              --------
              REITs - RETAIL (0.2%)
    10,000    Westfield Capital Corp. (a)                        5.13        11/15/2014         10,634
                                                                                              --------
              Total Financials                                                                 533,642
                                                                                              --------
              GOVERNMENT (0.7%)
              -----------------
              FOREIGN GOVERNMENT (0.7%)
    25,000    Region of Lombardy (d)                             5.80        10/25/2032         24,227
    10,000    Republic of Poland                                 5.25         1/15/2014         10,339
                                                                                              --------
                                                                                                34,566
                                                                                              --------
              Total Government                                                                  34,566
                                                                                              --------
              HEALTH CARE (0.6%)
              ------------------
              PHARMACEUTICALS (0.6%)
     5,000    Roche Holdings, Inc. (a)                           6.00         3/01/2019          6,218
     5,000    Teva Pharmaceutical Finance III B.V.               0.78 (e)     3/21/2014          5,018
     5,000    Teva Pharmaceutical Finance Co. B.V.               1.19 (e)    11/08/2013          5,022
     9,975    Valeant Pharmaceuticals International, Inc. (b)    3.50         2/13/2019         10,102
                                                                                              --------
                                                                                                26,360
                                                                                              --------
              Total Health Care                                                                 26,360
                                                                                              --------
              INDUSTRIALS (1.4%)
              ------------------
              AIR FREIGHT & LOGISTICS (0.2%)
    10,000    Sydney Airport Finance Co. Pty. Ltd. (a)           3.90         3/22/2023         10,417
                                                                                              --------
              AIRLINES (0.2%)
    10,000    Air Canada Pass-Through Trust (a),(c)              4.13         5/15/2025         10,250
                                                                                              --------
              AIRPORT SERVICES (0.3%)
    10,000    Heathrow Funding Ltd. (a)                          4.88         7/15/2021         11,342
                                                                                              --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
    10,000    CNH Capital, LLC                                   3.88        11/01/2015         10,400
                                                                                              --------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (0.4%)
$   10,000    Hutchison Whampoa Ltd. (a)                         2.00%       11/08/2017       $ 10,099
     7,000    Smiths Group plc (a)                               3.63        10/12/2022          7,025
                                                                                              --------
                                                                                                17,124
                                                                                              --------
              INDUSTRIAL MACHINERY (0.1%)
     1,500    Ingersoll-Rand Co.                                 9.00         8/15/2021          2,005
     3,000    Ingersoll-Rand GL Holding Co.                      9.50         4/15/2014          3,241
                                                                                              --------
                                                                                                 5,246
                                                                                              --------
              Total Industrials                                                                 64,779
                                                                                              --------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              SEMICONDUCTORS (0.1%)
     3,205    NXP BV/NXP Funding, LLC (a)                        9.75         8/01/2018          3,638
                                                                                              --------
              MATERIALS (2.7%)
              ----------------
              CONSTRUCTION MATERIALS (0.5%)
    10,000    CRH America, Inc.                                  6.00         9/30/2016         11,428
    10,000    Holcim US Finance                                  6.00        12/30/2019         11,763
                                                                                              --------
                                                                                                23,191
                                                                                              --------
              DIVERSIFIED METALS & MINING (0.6%)
     5,000    Anglo American Capital plc (a)                     2.63         9/27/2017          5,124
     5,000    Glencore Funding, LLC (a)                          6.00         4/15/2014          5,222
     5,000    Rio Tinto Finance (USA) Ltd.                       9.00         5/01/2019          6,926
     2,034    Xstrata Canada Corp.                               5.38         6/01/2015          2,199
     3,000    Xstrata Canada Corp.                               6.00        10/15/2015          3,325
     5,000    Xstrata Finance Canada Ltd. (a)                    2.85        11/10/2014          5,124
                                                                                              --------
                                                                                                27,920
                                                                                              --------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     8,000    Yara International ASA (a)                         5.25        12/15/2014          8,515
     2,000    Yara International ASA (a)                         7.88         6/11/2019          2,579
                                                                                              --------
                                                                                                11,094
                                                                                              --------
              GOLD (0.7%)
    10,000    Barrick NA Finance, LLC                            6.80         9/15/2018         12,061
    20,000    Goldcorp, Inc.                                     3.70         3/15/2023         20,214
                                                                                              --------
                                                                                                32,275
                                                                                              --------
              METAL & GLASS CONTAINERS (0.2%)
    10,000    Ardagh Packaging Finance (a)                       7.38        10/15/2017         11,075
                                                                                              --------
              PAPER PRODUCTS (0.1%)
     5,000    Mercer International, Inc.                         9.50        12/01/2017          5,475
                                                                                              --------
              STEEL (0.4%)
     1,000    Aperam (a)                                         7.38         4/01/2016          1,015
     5,000    ArcelorMittal                                      9.50         2/15/2015          5,648
    10,000    ArcelorMittal                                      6.75         2/25/2022         10,987
                                                                                              --------
                                                                                                17,650
                                                                                              --------
              Total Materials                                                                  128,680
                                                                                              --------
              UTILITIES (1.0%)
              ----------------
              ELECTRIC UTILITIES (0.6%)
    30,000    Electricite De France S.A. (a)                     5.25         1/29/2023         30,233
                                                                                              --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    10,200    Transalta Corp.                                    6.65         5/15/2018         12,030
                                                                                              --------
              MULTI-UTILITIES (0.1%)
     5,000    Veolia Environnement                               6.00         6/01/2018          5,816
                                                                                              --------

================================================================================

11  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
              Total Utilities                                                               $   48,079
                                                                                            ----------
              Total Eurodollar and Yankee Obligations (cost: $959,128)                       1,013,986
                                                                                            ----------
              ASSET-BACKED SECURITIES (4.5%)

              ASSET-BACKED FINANCING (4.5%)
$    3,220    Access Group, Inc.                                 0.54% (e)    4/25/2029          3,128
    10,000    AESOP Funding II, LLC (a)                          3.41        11/20/2016         10,697
       650    AmeriCredit Automobile Receivables Trust           3.72        11/17/2014            652
     3,100    AmeriCredit Automobile Receivables Trust           2.76         5/09/2016          3,163
     6,000    AmeriCredit Automobile Receivables Trust           4.20        11/08/2016          6,280
     3,108    Ari Fleet Lease Trust (a)                          0.75 (e)     3/15/2020          3,118
     3,000    Arkle Master Issuer plc (a)                        1.69 (e)     5/17/2060          3,012
     3,867    ARL First, LLC (a)                                 1.95 (e)    12/15/2042          3,944
    10,000    Arran Residential Mortgages Funding plc (a)        1.74 (e)    11/19/2047         10,152
    15,000    Bank of America Credit Card Trust                  4.95 (e)     3/15/2016         15,309
     5,000    Bank One Issuance Trust                            1.00 (e)     2/15/2017          5,013
     2,029    Centre Point Funding, LLC (a)                      5.43         7/20/2016          2,138
     6,000    CIT Equipment Collateral (a)                       1.10         8/22/2016          6,025
     2,000    CIT Equipment Collateral (a)                       1.69         8/22/2016          2,012
     5,000    Citibank Credit Card Issuance Trust                5.10        11/20/2017          5,578
     2,000    Citibank Credit Card Issuance Trust                5.35         2/07/2020          2,394
     4,300    Enterprise Fleet Financing, LLC (a)                1.44        10/20/2016          4,309
     6,197    Enterprise Fleet Financing, LLC (a)                1.62         5/20/2017          6,238
     4,674    Enterprise Fleet Financing, LLC                    1.14        11/20/2017          4,696
     8,034    Fosse Master Issuer plc (a)                        1.68 (e)    10/18/2054          8,129
     4,570    GE Equipment Small Ticket LLC (a)                  1.14         6/23/2014          4,576
     5,908    GE Equipment Small Ticket LLC (a)                  0.85        11/21/2014          5,919
     9,521    Gracechurch Mortgage Financing plc (a)             1.84 (e)    11/20/2056          9,697
    10,000    Hertz Vehicle Financing, LLC (a)                   5.93         3/25/2016         10,729
     6,147    Holmes Master Issuer plc (a)                       1.68 (e)    10/15/2054          6,196
     5,000    Holmes Master Issuer plc (a)                       1.83 (e)    10/21/2054          5,079
     3,494    John Deere Owner Trust                             0.59         6/16/2014          3,495
    10,000    Permanent Master Issuer plc (a)                    1.68 (e)     7/15/2042         10,080
    15,000    Permanent Master Issuer plc (a)                    1.83 (e)     7/15/2042         15,277
     1,064    Prestige Auto Receivables Trust "A" (a)            5.67         4/15/2017          1,088
     5,789    Prestige Auto Receivables Trust "B"                2.87         7/16/2018          5,865
     1,200    PSE & G Transition Funding, LLC                    6.61         6/15/2015          1,209
     4,150    Rental Car Finance Corp. (a)                       4.38         2/25/2016          4,321
     1,247    Santander Drive Auto Receivables Trust (a)         1.48         5/15/2017          1,252
     3,547    SLM Student Loan Trust                             0.83 (e)    10/25/2038          3,116
     8,948    SLM Student Loan Trust                             0.51 (e)     1/25/2041          7,602
     2,878    Volvo Financial Equipment, LLC (a)                 0.75         7/15/2014          2,880
     4,379    Wheels SPV, LLC                                    1.19         3/20/2021          4,406
     2,000    Wheels SPV, LLC                                    1.53         3/20/2021          2,032
                                                                                            ----------
                                                                                               210,806
                                                                                            ----------
              Total Asset-Backed Securities (cost: $204,166)                                   210,806
                                                                                            ----------
              COMMERCIAL MORTGAGE SECURITIES (9.9%)

              COMMERCIAL MORTGAGE-BACKED SECURITIES (9.1%)
     5,125    Banc of America Commercial Mortgage, Inc.          5.36        11/10/2042          5,489
     5,000    Banc of America Commercial Mortgage, Inc.          6.05         7/10/2044          5,348
     5,479    Banc of America Commercial Mortgage, Inc.          5.90         5/10/2045          5,727
     7,000    Banc of America Commercial Mortgage, Inc.          5.33        10/10/2045          7,457
     5,008    Bear Stearns Commercial Mortgage Securities,
                Inc. (a)                                         6.00         6/16/2030          5,005
     5,928    Bear Stearns Commercial Mortgage Securities,Inc.   5.62         3/11/2039          6,074
     4,620    Bear Stearns Commercial Mortgage Securities,Inc.   5.00         3/13/2040          4,624
     8,000    Bear Stearns Commercial Mortgage Securities,Inc.   4.99         9/11/2042          8,428

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
$   10,000    Citigroup/Deutsche Bank Commercial Mortgage
                Trust                                            5.39%        7/15/2044       $ 10,792
    12,000    Commercial Mortgage Trust                          5.12         6/10/2044         13,056
     8,600    Commercial Mortgage Trust                          3.25        10/15/2045          8,933
     5,425    Commercial Mortgage Trust (a)                      3.42        11/15/2045          5,715
     6,000    Commercial Mortgage Trust                          2.77        12/10/2045          6,166
    10,000    Commercial Mortgage Trust                          5.35        12/10/2046         11,274
     3,000    Credit Suisse Commercial Mortgage Trust            5.58         2/15/2039          3,282
     4,571    Credit Suisse First Boston Mortgage Capital        5.58         2/15/2039          4,626
     2,963    Credit Suisse First Boston Mortgage Securities
                Corp.                                            4.81         2/15/2038          3,014
     8,700    Credit Suisse First Boston Mortgage Securities
                Corp.                                            5.10         8/15/2038          9,442
     9,580    Credit Suisse First Boston Mortgage Securities
                Corp.                                            5.23        12/15/2040         10,435
     5,000    GE Capital Commercial Mortgage Corp.               5.47         3/10/2044          5,111
     4,759    GE Capital Commercial Mortgage Corp.               5.47         3/10/2044          4,922
     4,000    GE Capital Commercial Mortgage Corp.               5.07         7/10/2045          4,361
     7,000    GMAC Commercial Mortgage Securities Inc.           5.29        11/10/2045          7,626
    13,500    GS Mortgage Securities Corp. II                    5.62         4/10/2038         15,033
     3,000    GS Mortgage Securities Corp. II                    5.83         8/10/2038          2,778
    10,264    GS Mortgage Securities Corp. II                    4.78         7/10/2039         10,702
     6,000    GS Mortgage Securities Corp. II                    3.21         5/10/2045          6,483
     5,000    GS Mortgage Securities Corp. II                    3.38         5/10/2045          5,407
     5,000    GS Mortgage Securities Trust                       3.28         2/10/2046          5,183
     5,000    GS Mortgage Securities Trust                       3.68         2/10/2046          5,217
     5,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 4.84         7/15/2042          5,214
     6,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.00        10/15/2042          6,538
     6,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.04        10/15/2042          6,278
     5,080    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.49         4/15/2043          5,321
     3,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.81         6/12/2043          3,372
    10,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.37        12/15/2044         10,982
     5,222    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 6.06         4/15/2045          5,497
     5,697    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 4.82         5/15/2045          6,489
     4,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.48         5/15/2045          4,341
    10,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 4.27         6/15/2045         11,120
     2,878    J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (a)                             1.87         2/15/2046          2,919
       376    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 4.63         3/15/2046            380
    10,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.37         5/15/2047         11,046
    10,000    LB-UBS Commercial Mortgage Trust                   4.95         9/15/2030         10,793
     5,000    LB-UBS Commercial Mortgage Trust                   5.38        11/15/2038          5,588
     4,807    LB-UBS Commercial Mortgage Trust                   5.34         9/15/2039          5,112
     9,450    LB-UBS Commercial Mortgage Trust                   5.32        11/15/2040         10,235
     4,178    Merrill Lynch Mortgage Trust                       5.02         7/12/2038          4,328
    10,643    Merrill Lynch Mortgage Trust                       5.14         7/12/2038         11,325
     4,375    Morgan Stanley Capital I, Inc.                     5.98         8/12/2041          4,564
     5,350    Morgan Stanley Capital I, Inc.                     5.17         1/14/2042          5,651
     8,499    Morgan Stanley Capital I, Inc.                     5.37        12/15/2043          9,698
     1,551    Morgan Stanley Capital I, Inc.                     4.85         6/12/2047          1,580
     3,634    Morgan Stanley Capital I, Inc.                     5.17        10/12/2052          3,716
     5,000    Morgan Stanley Capital I, Inc.                     4.66         7/15/2056          5,164
     5,000    Timberstar Trust (a)                               5.88        10/15/2036          5,457

================================================================================

13  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
$    8,000    UBS Commercial Mortgage Trust                      4.17%        5/10/2045     $    8,892
    10,000    UBS Commercial Mortgage Trust                      4.82         5/10/2045         11,218
    10,000    Wachovia Bank Commercial Mortgage Trust            5.08         3/15/2042         10,681
     3,978    Wachovia Bank Commercial Mortgage Trust            4.81         4/15/2042          4,112
     1,161    Wachovia Bank Commercial Mortgage Trust            5.58         3/15/2045          1,178
    10,000    Wachovia Bank Commercial Mortgage Trust            4.09         6/15/2045         11,118
     4,850    Wachovia Bank Commercial Mortgage Trust            5.57        10/15/2048          5,499
     5,000    WF-RBS Commercial Mortgage Trust (c),(i)           3.35         5/15/2045          5,197
                                                                                              --------
                                                                                               428,313
                                                                                              --------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.8%)
    49,928    Commercial Mortgage Pass-Through Certificates,
                acquired 5/22/2012; cost $6,921(g)               2.43         5/15/2045          6,931
    74,345    Commercial Mortgage Trust, acquired
                11/06/2012; cost $9,966(g)                       2.17        10/15/2045          9,920
    40,472    GS Mortgage Securities Corp. II, acquired
                5/18/2012; cost $6,183(g)                        2.80         5/10/2045          6,115
    64,252    UBS Commercial Mortgage Trust, acquired
                9/26/2012; cost $9,899(a),(g)                    2.54         5/10/2045          9,727
    35,784    Wells Fargo Commercial Mortgage Trust,
                acquired 9/21/2012; cost $4,964(a),(g)           2.31        10/15/2045          4,905
                                                                                              --------
                                                                                                37,598
                                                                                              --------
              Total Commercial Mortgage Securities (cost: $431,413)                            465,911
                                                                                              --------
              U.S. GOVERNMENT AGENCY ISSUES (4.5%)(j)

              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.1%)
    99,076    Freddie Mac (+) (c),(i)                            1.18         8/25/2022          7,903
    72,455    Freddie Mac (+)                                    1.03        10/25/2022          5,039
    74,687    Freddie Mac (+)                                    1.73        10/25/2018          5,764
    71,228    Freddie Mac (+)                                    1.68         3/25/2019          5,595
    63,662    Freddie Mac (+)                                    1.61         1/25/2022          6,368
    75,539    Freddie Mac (+)                                    1.65         6/25/2022          8,412
    99,514    Freddie Mac (+)                                    1.61         5/25/2022         10,629
                                                                                              --------
                                                                                                49,710
                                                                                              --------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (3.2%)
    19,766    Fannie Mae (+)                                     2.50         2/01/2028         20,694
     6,207    Fannie Mae (+)                                     5.00         6/01/2033          6,764
     2,247    Fannie Mae (+)                                     5.50         7/01/2021          2,449
     6,269    Fannie Mae (+)                                     5.50         9/01/2035          6,929
     2,567    Fannie Mae (+)                                     5.50        10/01/2035          2,838
     1,931    Fannie Mae (+)                                     5.50         1/01/2036          2,113
     4,068    Fannie Mae (+)                                     5.50         4/01/2036          4,450
     3,588    Fannie Mae (+)                                     5.50         2/01/2037          3,907
     4,055    Fannie Mae (+)                                     5.50         3/01/2037          4,457
     2,295    Fannie Mae (+)                                     5.50        11/01/2037          2,496
     8,095    Fannie Mae (+)                                     5.50         5/01/2038          8,806
     5,211    Fannie Mae (+)                                     6.00         5/01/2036          5,710
     3,265    Fannie Mae (+)                                     6.00         6/01/2036          3,589
     6,255    Fannie Mae (+)                                     6.00         8/01/2037          6,990
       678    Fannie Mae (+)                                     6.50         4/01/2031            802
         7    Fannie Mae (+)                                     6.50         7/01/2031              8
     1,247    Fannie Mae (+)                                     6.50         3/01/2032          1,430
        34    Fannie Mae (+)                                     7.00        10/01/2022             40
        14    Fannie Mae (+)                                     7.00         3/01/2023             16
        99    Fannie Mae (+)                                     7.00         4/01/2023            115
    20,106    Freddie Mac (+)                                    3.50         5/01/2042         21,401
     1,120    Freddie Mac (+)                                    5.00         6/01/2020          1,197
     2,881    Freddie Mac (+)                                    5.00         1/01/2021          3,065
     3,227    Freddie Mac (+)                                    5.50        11/01/2020          3,483

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
$      876    Freddie Mac (+)                                    5.50%       12/01/2020       $    945
     2,733    Freddie Mac (+)                                    5.50        12/01/2035          2,978
     2,732    Freddie Mac (+)                                    5.50         4/01/2036          2,960
     6,518    Government National Mortgage Assn. I               5.00         8/15/2033          7,357
       117    Government National Mortgage Assn. I               6.00         8/15/2028            133
     3,113    Government National Mortgage Assn. I               6.00         9/15/2028          3,533
       348    Government National Mortgage Assn. I               6.00         9/15/2028            395
       430    Government National Mortgage Assn. I               6.00         9/15/2028            489
       786    Government National Mortgage Assn. I               6.00        10/15/2028            902
       264    Government National Mortgage Assn. I               6.00         1/15/2029            300
        56    Government National Mortgage Assn. I               6.00         1/15/2029             64
       415    Government National Mortgage Assn. I               6.00         1/15/2029            472
       601    Government National Mortgage Assn. I               6.00         1/15/2033            685
        20    Government National Mortgage Assn. I               6.50         6/15/2023             23
        42    Government National Mortgage Assn. I               6.50         7/15/2023             48
       235    Government National Mortgage Assn. I               6.50         7/15/2023            262
        87    Government National Mortgage Assn. I               6.50         9/15/2023             96
       243    Government National Mortgage Assn. I               6.50        10/15/2023            279
       266    Government National Mortgage Assn. I               6.50        10/15/2023            305
        41    Government National Mortgage Assn. I               6.50        10/15/2023             46
       523    Government National Mortgage Assn. I               6.50        12/15/2023            583
       292    Government National Mortgage Assn. I               6.50        12/15/2023            336
        96    Government National Mortgage Assn. I               6.50         1/15/2024            107
       255    Government National Mortgage Assn. I               6.50         2/15/2024            287
       104    Government National Mortgage Assn. I               6.50         4/15/2026            120
       585    Government National Mortgage Assn. I               6.50         5/15/2028            665
     1,166    Government National Mortgage Assn. I               6.50        10/15/2031          1,379
        50    Government National Mortgage Assn. I               7.00         5/15/2023             59
        77    Government National Mortgage Assn. I               7.00         5/15/2023             89
        72    Government National Mortgage Assn. I               7.00         5/15/2023             84
        72    Government National Mortgage Assn. I               7.00         5/15/2023             84
       174    Government National Mortgage Assn. I               7.00         6/15/2023            203
       136    Government National Mortgage Assn. I               7.00         6/15/2023            158
       233    Government National Mortgage Assn. I               7.00         8/15/2023            272
        52    Government National Mortgage Assn. I               7.00         8/15/2023             60
       197    Government National Mortgage Assn. I               7.00         8/15/2023            230
        34    Government National Mortgage Assn. I               7.00         8/15/2023             40
       105    Government National Mortgage Assn. I               7.00         9/15/2023            123
        56    Government National Mortgage Assn. I               7.00         1/15/2026             66
        33    Government National Mortgage Assn. I               7.00         3/15/2026             39
        18    Government National Mortgage Assn. I               7.00         3/15/2026             21
       383    Government National Mortgage Assn. I               7.00        10/15/2027            448
       436    Government National Mortgage Assn. I               7.00         6/15/2029            522
       206    Government National Mortgage Assn. I               7.00         6/15/2029            246
       155    Government National Mortgage Assn. I               7.00         7/15/2029            185
       383    Government National Mortgage Assn. I               7.00         8/15/2031            457
       201    Government National Mortgage Assn. I               7.00         7/15/2032            240
       285    Government National Mortgage Assn. I               7.50         7/15/2023            326
       343    Government National Mortgage Assn. I               7.50         6/15/2026            395
       143    Government National Mortgage Assn. I               7.50         6/15/2026            165
       154    Government National Mortgage Assn. I               7.50         7/15/2026            176
       212    Government National Mortgage Assn. I               7.50         5/15/2027            245
       276    Government National Mortgage Assn. I               7.50         2/15/2028            332
       243    Government National Mortgage Assn. I               7.50        12/15/2028            293
       222    Government National Mortgage Assn. I               7.50         8/15/2029            272
     1,375    Government National Mortgage Assn. II              5.50         4/20/2033          1,520
     1,288    Government National Mortgage Assn. II              6.00         8/20/2032          1,473
       900    Government National Mortgage Assn. II              6.00         9/20/2032          1,029
       384    Government National Mortgage Assn. II              6.50         8/20/2031            451
                                                                                              --------
                                                                                               149,801
                                                                                              --------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.2%)
    10,000    Totem Ocean Trailer Express, Inc., Title XI        6.37         4/15/2028         11,918
                                                                                              --------

================================================================================

15  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
              Total U.S. Government Agency Issues (cost: $195,845)                            $211,429
                                                                                              --------
              U.S. TREASURY SECURITIES (12.1%)

              BONDS (2.4%)
$   10,000    2.75%, 11/15/2042                                                                  9,702
    40,000    2.75%, 8/15/2042                                                                  38,850
    30,000    3.88%, 8/15/2040                                                                  36,159
    20,000    4.25%, 11/15/2040                                                                 25,606
                                                                                              --------
                                                                                               110,317
                                                                                              --------
              INFLATION-INDEXED NOTES (1.6%)
    55,410    2.38%, 1/15/2025                                                                  74,609
                                                                                              --------
              NOTES (8.1%)
    20,000    1.63%, 11/15/2022                                                                 19,975
    20,000    1.63%, 8/15/2022                                                                  20,061
    25,000    2.00%, 2/15/2022                                                                  26,063
    10,000    2.00%, 2/15/2023                                                                  10,294
    25,000    2.63%, 8/15/2020                                                                  27,584
    55,000    2.63%, 11/15/2020                                                                 60,646
    25,000    3.38%, 11/15/2019                                                                 28,834
    75,000    3.50%, 5/15/2020                                                                  87,322
    85,000    3.63%, 2/15/2020                                                                  99,543
                                                                                              --------
                                                                                               380,322
                                                                                              --------
              Total U.S. Treasury Securities (cost: $493,607)                                  565,248
                                                                                              --------
              MUNICIPAL BONDS (5.6%)

              AIRPORT/PORT (0.6%)
     5,000    Chicago O'Hare International Airport               5.00%        1/01/2021          5,970
    12,570    Dallas-Fort Worth International Airport Facilities 4.00        11/01/2021         13,922
     2,265    Dallas-Fort Worth International Airport Facilities 4.44        11/01/2021          2,521
     2,385    Port of Seattle                                    3.00         8/01/2015          2,510
     4,350    Port of Seattle                                    4.00         8/01/2016          4,801
                                                                                              --------
              Total Airport/Port                                                                29,724
                                                                                              --------
              APPROPRIATED DEBT (0.8%)
     5,600    Brevard County School Board (c)                    1.70         7/01/2017          5,623
     3,250    Jacksonville                                       2.00        10/01/2019          3,301
     3,000    Jacksonville                                       2.37        10/01/2020          3,068
     5,000    Kannapolis Ltd.                                    7.28         3/01/2027          5,534
    10,000    Miami-Dade County School Board                     5.38         5/01/2031         11,644
     1,240    New Jersey EDA                                     5.18        11/01/2015          1,278
     6,000    Palm Beach County School Board                     5.40         8/01/2025          7,075
       850    Placentia Yorba Linda USD                          5.40         8/01/2021            981
                                                                                              --------
                                                                                                38,504
                                                                                              --------
              CASINOS & GAMING (0.1%)
     5,000    Mashantucket (Western) Pequot Tribe (a),(h)        5.91         9/01/2021          3,395
                                                                                              --------
              COMMUNITY SERVICE (0.1%)
     2,750    Art Institute of Chicago                           3.23         3/01/2022          2,805
                                                                                              --------
              EDUCATION (0.6%)
     2,000    Austin Texas Community College District Public
                Auth.                                            6.91         8/01/2035          2,790

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
$   10,000    New Jersey EDA                                     1.28% (e)    6/15/2013       $ 10,002
    10,000    New Jersey EDA                                     5.25         9/01/2022         12,272
     2,000    Torrance USD                                       5.52         8/01/2021          2,369
                                                                                              --------
                                                                                                27,433
                                                                                              --------
              ELECTRIC UTILITIES (0.3%)
     5,000    Burke County Dev. Auth.                            1.25         1/01/2052(k)       5,073
     5,000    Farmington Pollution Control                       2.88         9/01/2024(k)       5,054
     2,500    West Virginia EDA                                  2.25         1/01/2041(k)       2,551
                                                                                              --------
                                                                                                12,678
                                                                                              --------
              ELECTRIC/GAS UTILITIES (0.3%)
    10,000    Long Island Power Authority                        5.25         5/01/2022         11,491
     4,615    Piedmont Municipal Power Agency                    4.34         1/01/2017          4,746
                                                                                              --------
                                                                                                16,237
                                                                                              --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
     6,625    Indiana State Finance Auth. "A"                    0.50         5/01/2034(k)       6,625
     4,000    Maricopa County IDA                                2.63        12/01/2031(k)       4,085
     2,375    Miami-Dade County IDA                              2.63         8/01/2023(k)       2,425
     8,500    Mission EDC                                        3.75        12/01/2018(k)       8,979
                                                                                              --------
                                                                                                22,114
                                                                                              --------
              ESCROWED BONDS (0.0%)
     1,000    New Jersey Turnpike Auth. (INS)(PRE)               4.25         1/01/2016          1,062
                                                                                              --------
              GENERAL OBLIGATION (0.6%)
     1,250    City and County of Honolulu                        2.51        11/01/2022          1,289
     5,000    City and County of Honolulu                        2.51        11/01/2022          5,142
       900    City and County of Honolulu                        2.81        11/01/2023            941
       730    City and County of Honolulu                        2.91        11/01/2024            751
       680    City and County of Honolulu                        3.06        11/01/2025            697
       775    City and County of Honolulu                        3.16        11/01/2026            794
       625    City and County of Honolulu                        3.26        11/01/2027            641
       690    City and County of Honolulu                        3.36        11/01/2028            707
     1,250    Las Virgenes USD                                   5.54         8/01/2025          1,498
     2,200    Marin County (INS)                                 4.89         8/01/2016          2,440
     1,800    State of Mississippi                               2.83        12/01/2024          1,882
     2,000    State of Mississippi                               3.03        12/01/2025          2,097
    10,000    State of Washington                                5.25         2/01/2036         11,769
                                                                                              --------
                                                                                                30,648
                                                                                              --------
              HOSPITAL (0.3%)
    10,000    Rochester Health Care Facilities                   4.50        11/15/2038(k)      12,087
                                                                                              --------
              SPECIAL ASSESSMENT/TAX/FEE (0.6%)
     8,000    Colony Local Dev. Corp. (INS)                      4.38        10/01/2033          8,381
     5,000    New Jersey Transportation Trust Fund Auth. (INS)   5.25        12/15/2022          6,271
     3,320    New Jersey Transportation Trust Fund Auth.         5.50        12/15/2022          4,246
     5,000    New York City Transitional Finance Auth.           5.00         2/01/2035          5,760
     5,000    Orange County                                      0.90         5/01/2013          5,000
                                                                                              --------
                                                                                                29,658
                                                                                              --------
              TOLL ROADS (0.3%)
    11,935    New Jersey Turnpike Auth. (INS)                    4.25         1/01/2016         12,403
     3,000    North Texas Tollway Auth.                          5.00         9/01/2031          3,491
                                                                                              --------
                                                                                                15,894
                                                                                              --------

================================================================================

17  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
              Water/Sewer Utility (0.5%)
$    5,000    Houston Utility System                             5.00%       11/15/2033     $    5,883
    10,825    New York Municipal Water Finance Auth.             5.25         6/15/2040         12,565
     2,500    Tohopekaliga Water Auth.                           5.25        10/01/2036          2,905
                                                                                            ----------
                                                                                                21,353
                                                                                            ----------
              Total Municipal Bonds (cost: $242,104)                                           263,592
                                                                                            ----------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (3.1%)

              COMMON STOCKS (1.4%)

              CONSUMER STAPLES (0.1%)
              -----------------------
              HOUSEHOLD PRODUCTS (0.1%)
    45,000    Kimberly-Clark Corp.                                                               4,644
                                                                                            ----------
              ENERGY (0.2%)
              -------------
              INTEGRATED OIL & GAS (0.2%)
    50,000    Chevron Corp.                                                                      6,100
    80,000    Royal Dutch Shell plc ADR                                                          5,438
                                                                                            ----------
                                                                                                11,538
                                                                                            ----------
              Total Energy                                                                      11,538
                                                                                            ----------
              FINANCIALS (0.3%)
              -----------------
              DIVERSIFIED BANKS (0.2%)
    50,000    Bank of Montreal                                                                   3,135
    50,000    Canadian Imperial Bank of Commerce                                                 4,001
                                                                                            ----------
                                                                                                 7,136
                                                                                            ----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
   400,000    People's United Financial, Inc.                                                    5,264
                                                                                            ----------
              Total Financials                                                                  12,400
                                                                                            ----------
              HEALTH CARE (0.1%)
              ------------------
              PHARMACEUTICALS (0.1%)
   140,000    Merck & Co., Inc.                                                                  6,580
                                                                                            ----------
              INDUSTRIALS (0.1%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.1%)
   150,000    General Electric Co.                                                               3,343
                                                                                            ----------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              SEMICONDUCTORS (0.1%)
   125,000    Intel Corp.                                                                        2,994
                                                                                            ----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   270,000    AT&T, Inc.                                                                        10,114
                                                                                            ----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
              UTILITIES (0.3%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
   130,000    Southern Co.                                                                  $    6,270
                                                                                            ----------
              MULTI-UTILITIES (0.1%)
   200,000    CMS Energy Corp.                                                                   5,988
                                                                                            ----------
              Total Utilities                                                                   12,258
                                                                                            ----------
              Total Common Stocks (cost: $50,476)                                               63,871
                                                                                            ----------

PRINCIPAL
AMOUNT
$(000)/
SHARES
------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (1.7%)

              CONSUMER STAPLES (0.3%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.3%)
   125,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)        13,805
                                                                                            ----------
              FINANCIALS (1.2%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (0.1%)
    $5,000    Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                     5,194
                                                                                            ----------
              REITs - INDUSTRIAL (0.5%)
   344,500    ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                 22,296
                                                                                            ----------
              REITs - OFFICE (0.1%)
   200,000    CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual               5,112
                                                                                            ----------
              REITs - RESIDENTIAL (0.5%)
   142,500    Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
                cumulative redeemable, perpetual                                                 9,552
   250,000    Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual          16,586
                                                                                            ----------
                                                                                                26,138
                                                                                            ----------
              Total Financials                                                                  58,740
                                                                                            ----------
              INDUSTRIALS (0.1%)
              ------------------
              OFFICE SERVICES & SUPPLIES (0.1%)
     3,000    Pitney Bowes International Holdings, Series F, 6.13%, cumulative redeemable,
              perpetual(a)                                                                       2,968
                                                                                            ----------
              UTILITIES (0.1%)
              ----------------
              ELECTRIC UTILITIES (0.1%)
    50,000    Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual      5,344
                                                                                            ----------
              Total Preferred Stocks (cost: $65,830)                                            80,857
                                                                                            ----------
              Total Equity Securities (cost: $116,306)                                         144,728
                                                                                            ----------

================================================================================

19  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.3%)

              COMMERCIAL PAPER (1.4%)

              CONSUMER STAPLES (0.5%)
              -----------------------
              PACKAGED FOODS & MEAT (0.5%)
$   23,348    McCormick & Co., Inc. (a),(l)                      0.14%        5/01/2013     $   23,348
                                                                                            ----------
              FINANCIALS (0.7%)
              -----------------
              ASSET-BACKED FINANCING (0.7%)
     3,000    Ciesco, LLC (a)                                    0.20         5/02/2013          3,000
    10,000    Govco, LLC (a),(l)                                 0.20         5/02/2013         10,000
     4,837    Hannover Funding Co., LLC (a)                      0.22         5/14/2013          4,836
    15,000    Victory Receivables Corp. (a),(l)                  0.16         5/02/2013         15,000
                                                                                            ----------
                                                                                                32,836
                                                                                            ----------
              Total Financials                                                                  32,836
                                                                                            ----------
              UTILITIES (0.2%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
    12,000    Florida Power & Light Co.                          0.18         5/08/2013         12,000
                                                                                            ----------
              Total Commercial Paper                                                            68,184
                                                                                            ----------
              VARIABLE-RATE DEMAND NOTES (0.2%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              LEISURE FACILITIES (0.1%)
     5,000    Twins Ballpark, LLC (INS)(LIQ)(a)                  1.13        10/01/2034          5,000
                                                                                            ----------
              MUNICIPAL BONDS (0.1%)
              ----------------------
              NURSING/CCRC (0.1%)
     4,415    Westmoreland County IDA (LOC - Sovereign Bank)     0.91         1/01/2036          4,415
                                                                                            ----------
              Total Variable-Rate Demand Notes                                                   9,415
                                                                                            ----------

NUMBER OF
SHARES
------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.7%)
30,660,249    State Street Institutional Liquid Reserve Fund, 0.11% (m)                         30,660
                                                                                            ----------
              Total Money Market Instruments (cost: $108,259)                                  108,259
                                                                                            ----------

              TOTAL INVESTMENTS (COST: $4,317,906)                                          $4,716,139
                                                                                            ==========

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------

                                             (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                           QUOTED PRICES        OTHER        SIGNIFICANT
                                              IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                               MARKETS       OBSERVABLE        INPUTS
                                            FOR IDENTICAL      INPUTS
ASSETS                                         ASSETS                                          TOTAL
----------------------------------------------------------------------------------------------------
Bonds:
   Corporate Obligations                          $--        $1,732,180            $--    $1,732,180
   Eurodollar and Yankee Obligations               --         1,013,986             --     1,013,986
   Asset-Backed Securities                         --           210,806             --       210,806
   Commercial Mortgage Securities                  --           460,714          5,197       465,911
   U.S. Government Agency Issues                   --           203,526          7,903       211,429
   U.S. Treasury Securities                   565,248                --             --       565,248
   Municipal Bonds                                 --           263,592             --       263,592
Equity Securities:
   Common Stocks                               63,871                --             --        63,871
   Preferred Stocks                                --            80,857             --        80,857
Money Market Instruments:
   Commercial Paper                                --            68,184             --        68,184
   Variable-Rate Demand Notes                      --             9,415             --         9,415
   Money Market Funds                          30,660                --             --        30,660
----------------------------------------------------------------------------------------------------
Total                                        $659,779        $4,043,260        $13,100    $4,716,139
----------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                        COMMERCIAL             U.S.
                                                                         MORTGAGE           GOVERNMENT
                                                                        SECURITIES        AGENCY ISSUES
-------------------------------------------------------------------------------------------------------
Balance as of July 31, 2012                                                     $-                   $-
Purchases                                                                   15,449                7,903
Sales                                                                            -                    -
Transfers into Level 3                                                           -                    -
Transfers out of Level 3                                                   (10,401)                   -
Net realized gain (loss) on investments                                          -                    -
Change in net unrealized appreciation/depreciation on investments              149                    -
-------------------------------------------------------------------------------------------------------
Balance as of April 30, 2013                                                $5,197               $7,903
-------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through April 30, 2013, bonds with a fair value of $10,401,000 were transferred from Level 3 to Level 2 as a result of a change in methodology being reported by a pricing service at the begining of the period. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

21  | USAA Income Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

22  | USAA Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

23  | USAA Income Fund

================================================================================

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all preferred stocks and certain bonds valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

D. NEW ACCOUNTING PRONOUNCEMENTS -
--------------------------------
OFFSETTING ASSETS AND LIABILITIES -- In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

E. As of April 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2013, were $410,551,000 and $12,318,000, respectively, resulting in net unrealized appreciation of $398,233,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $4,694,993,000 at April 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 22.6% of net assets at April 30, 2013.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which

================================================================================

25  | USAA Income Fund

================================================================================

current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR         American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
            dollars.
CAD         Canadian dollars
EDA         Economic Development Authority
EDC         Economic Development Corp.
IDA         Industrial Development Authority/Agency
PRE         Prerefunded to a date prior to maturity
REIT        Real estate investment trust
Title XI    The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.
USD         Unified School District

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)       Principal and interest payments are insured by one of the following:
            AMBAC Assurance Corp., Assured Guaranty Corp., Berkshire Hathaway Assurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                         Notes to Portfolio of Investments |  26

================================================================================

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: JPMorgan Chase Bank, N.A., or U.S. Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the government of Denmark.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) At April 30, 2013, the aggregate market value of securities purchased on a delayed-delivery basis was $37,587,000, which included when-issued basis securities of $28,973,000.

(d) At April 30, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2013.

(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2013, was $39,073,000, which represented 0.8% of the Fund's net assets.

================================================================================

27  | USAA Income Fund

================================================================================

(h) Currently the issuer is in default with respect to interest and/or principal payments.

(i) Security was fair valued at April 30, 2013, by the Manager in accordance with valuation procedures approved by the Board.

(j) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

(k) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(l) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(m) Rate represents the money market fund annualized seven-day yield at April 30, 2013.

(n) In U.S. dollars unless otherwise noted.

================================================================================

                                         Notes to Portfolio of Investments |  28


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/24/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/25/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/25/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.